Shareholder Report, Line Graph (Details) 374408_Franklin Small Cap Enhanced ETF_Single Class_TSR Annual {Single Class} - USD ($)					12 Months Ended
	Feb. 28, 2026	Jan. 31, 2026	Dec. 31, 2025	Dec. 09, 2025	Mar. 31, 2026
Franklin Small Cap Enhanced ETF
Account Value [Line Items]
Line Graph and Table Measure Name					Franklin Small Cap Enhanced ETF (NAV)
Accumulated Value	$ 10,431	$ 10,391	$ 9,862	$ 10,000	$ 9,910
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000 Index
Accumulated Value	10,083	10,138	10,000	10,000	$ 9,582
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000 Index
Accumulated Value	$ 10,620	$ 10,535	$ 10,000	$ 10,000	$ 10,089